5. GROUP STRUCTURE (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Share capital	$ 46	$ 50
Profit (loss) for the year	800	287	$ 378
Total equity	$ 2,409	$ 1,795	$ 1,969	$ 1,607
Joint Venture 1
Disclosure of joint ventures [line items]
Joint venture name	CIESA
Main activity	Investment
Share capital	$ 11
Profit (loss) for the year	109
Total equity	$ 405
Direct and indirect participation	50.00%
Joint Venture 2
Disclosure of joint ventures [line items]
Joint venture name	Citelec
Main activity	Investment
Share capital	$ 9
Profit (loss) for the year	38
Total equity	$ 176
Direct and indirect participation	50.00%
Joint Venture 3
Disclosure of joint ventures [line items]
Joint venture name	Greenwind
Main activity	Generation
Share capital	$ 0
Profit (loss) for the year	(1)
Total equity	$ (11)
Direct and indirect participation	50.00%
Joint Venture 4
Disclosure of joint ventures [line items]
Joint venture name	CTB
Main activity	Generation
Share capital	$ 143
Profit (loss) for the year	40
Total equity	$ 227
Direct and indirect participation	50.00%
Associate 1
Disclosure of joint ventures [line items]
Associate name	Refinor
Main activity	Refinery
Share capital	$ 2
Profit (loss) for the year	(3)
Total equity	$ 57
Direct and indirect participation	28.50%
Associate 2
Disclosure of joint ventures [line items]
Associate name	OCP
Main activity	Investment
Share capital	$ 100
Profit (loss) for the year	22
Total equity	$ 266
Direct and indirect participation	15.91%
Associate 3
Disclosure of joint ventures [line items]
Associate name	TGS
Main activity	Transport of gas
Share capital	$ 13
Profit (loss) for the year	214
Total equity	$ 803
Direct and indirect participation	27.19%